Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices. We have the following practices regarding equity compensation grants:
•We do not strategically time long-term incentive awards in coordination with the release of material non-public information ("MNPI") and have never had a practice of doing so.
•We have never timed and do not plan to time the release of MNPI for the purpose of affecting the value of executive compensation.
•For equity grants to be granted to our non-employee directors at our 2025 annual meeting and to our executive officers and other employees for fiscal year 2026, we determined the number of shares based on a target dollar value, calculated using the 30-day VWAP of our stock during the period ending on, or a few days prior to, the grant date. We believe that using the VWAP mitigates the effect of any variations in stock price that may occur in the final minutes of trading if the closing price were used.
•We do not currently grant stock options, stock appreciation rights (SARs) or similar awards with "option-like" features, and thus we have not adopted a policy regarding the timing of any such awards in connection with the disclosure of MNPI.
•The accounting for equity awards granted by us is compliant with accounting principles generally accepted in the United States and is disclosed in our annual and quarterly financial reports filed with the SEC.

Award Timing Method	For equity grants to be granted to our non-employee directors at our 2025 annual meeting and to our executive officers and other employees for fiscal year 2026, we determined the number of shares based on a target dollar value, calculated using the 30-day VWAP of our stock during the period ending on, or a few days prior to, the grant date. We believe that using the VWAP mitigates the effect of any variations in stock price that may occur in the final minutes of trading if the closing price were used.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not strategically time long-term incentive awards in coordination with the release of material non-public information ("MNPI") and have never had a practice of doing so.
MNPI Disclosure Timed for Compensation Value	false